October 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control—EDGAR

RE:	Columbia Funds Series Trust II

Columbia Active Portfolios – Diversified Equity Income Fund

Columbia Absolute Return Emerging Markets Macro Fund

Columbia Absolute Return Enhanced Multi-Strategy Fund

Columbia Absolute Return Multi-Strategy Fund

Columbia Commodity Strategy Fund

Columbia Diversified Equity Income Fund

Columbia Dividend Opportunity Fund

Columbia Flexible Capital Income Fund

Columbia High Yield Bond Fund

Columbia Mid Cap Value Opportunity Fund

Columbia Multi-Advisor Small Cap Value Fund

Columbia Select Large-Cap Value Fund

Columbia Select Smaller-Cap Value Fund

Columbia Seligman Communications and Information Fund

Columbia U.S. Government Mortgage Fund

Post-Effective Amendment No. 71
File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 71 (Amendment). This Amendment was filed electronically on September 28, 2012.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen Vice President and Chief Counsel Ameriprise Financial, Inc.